CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUES	$ 1,234,003	$ 1,304,034	$ 1,387,310
COST OF REVENUES	1,004,332	1,011,087	1,033,005
GROSS PROFIT	229,671	292,947	354,305
OPERATING COSTS AND EXPENSES:
Research and development	75,579	73,053	67,664
Marketing, general and administrative	67,376	64,951	66,799
TOTAL OPERATING COSTS AND EXPENSES	142,955	138,004	134,463
OPERATING PROFIT	86,716	154,943	219,842
FINANCING INCOME (EXPENSE), NET	12	(13,184)	(15,447)
OTHER INCOME (EXPENSE), NET	4,293	(2,442)	(2,627)
PROFIT BEFORE INCOME TAX	91,021	139,317	201,768
INCOME TAX BENEFIT (EXPENSE), NET	(2,948)	(5,938)	99,888
NET PROFIT	88,073	133,379	301,656
Net loss (income) attributable to non-controlling interest	1,975	2,200	(3,645)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 90,048	$ 135,579	$ 298,011
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.85	$ 1.35	$ 3.08
Weighted average number of ordinary shares outstanding	106,256	100,399	96,647
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.84	$ 1.32	$ 2.90
Net profit used for diluted earnings per share	$ 90,048	$ 135,579	$ 306,905
Weighted average number of ordinary shares outstanding used for diluted earnings per share	107,438	102,517	105,947